FINANCIAL RISK MANAGEMENT - Disclosure of exposure to commodity price risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commodity price risk [Member]
Disclosure Of Commodity Price Risk For Financial Instruments [Line Items]
Copper increase/decrease by US$0.10 per pound	$ 335	$ 1,270